EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE
NOTE 16:	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share

The calculation of basic earnings (loss) per share as for the year ending December 31, 2024, 2023 and 2022 was based on the profit (loss) for the year divided by a weighted average number of ordinary shares outstanding, calculated as follows:

Profit (loss) for the year:

	Year ended December 31
	2024	2023	2022
	USD thousands

Profit (loss) for the year	35,437	(21,487)	22,737

Weighted average number of ordinary shares:

	Year ended December 31
	2024	2023	2022
	Shares of NIS 0.02 par value

Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	68,989,845	71,794,594	74,968,670

Basic earnings (loss) per share (in USD)	0.51	(0.30)	0.30

Diluted earnings (loss) per share

The calculation of diluted earnings (loss) per share as of December 31, 2024, 2023 and 2022 was based on profit (loss) for the year divided by a weighted average number of shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2024	2023	2022
	Shares of NIS 0.02 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	68,989,845	71,794,594	74,968,670
Effect of share options on issue	1,098,564	-	1,560,152

Weighted average number of ordinary shares used to calculate diluted earnings per share	70,088,409	71,794,594	76,528,822

Diluted earnings (loss) per share (in USD)	0.51	(0.30)	0.30

At December 31, 2024, 3,088 thousand share options, RSUs and PSUs (in 2023 and 2022: 3,374 thousand and 4,465 thousand, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.